PENSION AND EMPLOYEE FUTURE BENEFITS (Details - Net position) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit pension plans
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	$ 157	$ 172	$ 158	$ 124
Plan assets, at fair value	(126)	(135)	(119)
Net defined benefit liability (asset)	31	37	39
Non-pension benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	53	57	53	$ 35
Plan assets, at fair value	(4)	(5)	(5)
Net defined benefit liability (asset)	$ 49	$ 52	$ 48